CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 2) - Share option plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.00%	60.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)		6 years 29 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			60.00%
Expected term (in years)	5 years		5 years
Risk free interest	0.49%	0.28%	1.51%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			65.00%
Expected term (in years)	6 years 6 months 18 days		6 years 29 days
Risk free interest	1.06%	1.45%	2.39%